Income Taxes (Details) - Schedule of provisions for income tax - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provisions for income tax [Abstract]
Provisions for current income tax	$ 5,278,462	$ 4,688,321	$ 3,818,709
Provisions for deferred income tax
Total	$ 5,278,462	$ 4,688,321	$ 3,818,709